Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	€ 165,789	€ 63,089
Cost of sales	(3,317,039)	(532,262)
Gross profit	(3,151,250)	(469,173)
Sales and marketing expenses	(6,756,595)	(4,001,299)
Research and development expenses	(35,363,897)	(41,024,131)	(37,526,090)
General and administrative expenses	(13,024,441)	(12,628,756)	(14,869,564)
Other income	5,287,616	13,219,704	20,159,169
Other expenses	(297)	(4,440)	(1,381)
Operating result	(53,008,864)	(44,908,096)	(32,237,866)
Finance income	3,196,813	3,804,827	608,679
Finance expenses	(20,655)	(35,628)	(45,250)
Foreign exchange result	3,670,235	(1,841,872)	2,442,297
Other financial result	103,285	313,240	(252,471)
Income taxes	(5,217)
Loss for the period	(46,064,402)	(42,667,529)	(29,484,611)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	58,344	125,085	4,206,810
TOTAL COMPREHENSIVE LOSS	€ (46,006,058)	€ (42,542,444)	€ (25,277,801)
Share information
Weighted average number of shares outstanding (in Shares)	58,919,958	54,940,137	44,207,873
Loss per share (basic) (in Euro per share)	€ (0.78)	€ (0.78)	€ (0.67)
Loss per share (diluted) (in Euro per share)	€ (0.78)	€ (0.78)	€ (0.67)